UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-01911

                        SCHRODER CAPITAL FUNDS (DELAWARE)
               (Exact name of registrant as specified in charter)
                                    ________


                          875 Third Avenue, 22nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                        Schroder Capital Funds (Delaware)
                                  P.O. Box 8507
                                Boston, MA 02266
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-464-3108

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                     DATE OF REPORTING PERIOD: JULY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
SCHRODER U.S. OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)


  Shares                                                  Value $
  -------                                                 -------
                COMMON STOCK - 89.9%
                AUTOS & TRANSPORTATION - 2.5%
   28,700       Horizon Lines Class A                        459,200
   55,078       HUB Group Class A (1)                      1,243,661
   56,900       Kansas City Southern (1)                   1,400,878
  102,200       Republic Airways Holdings (1)              1,698,564
                                                        ------------
                                                           4,802,303
                CONSUMER DISCRETIONARY - 15.3%
   28,500       Aaron Rents                                  687,990
   42,600       ABM Industries                               702,900
   18,900       Bright Horizons Family
                  Solutions (1)                              726,705
   30,000       Central Garden & Pet (1)                   1,186,200
   76,700       Claire's Stores                            1,919,801
   54,400       Clear Channel Outdoor Holdings
                  Class A (1)                              1,116,288
   86,700       DiamondCluster International (1)             782,034
  112,200       Educate (1)                                  648,516
   34,400       Geo Group (1)                              1,417,968
   24,400       Gevity HR                                    541,924
   41,600       Heidrick & Struggles
                    International (1)                      1,344,512
   16,738       Intrawest                                    466,823
   25,395       Orient-Express Hotels Class A                925,648
   35,400       PF Chang's China Bistro (1)                1,070,142
   17,400       Pinnacle Entertainment (1)                   477,282
   39,600       Rare Hospitality International (1)         1,041,480
   23,400       Regis                                        788,112
   14,679       Ritchie Brothers Auctioneers                 792,666
  117,100       Scientific Games Class A (1)               3,977,887
   32,200       Standard Parking (1)                       1,006,572
   93,200       THQ (1)                                    2,114,708
   99,300       Valueclick (1)                             1,430,913
   22,300       Viad                                         724,304
   45,500       Waste Connections (1)                      1,700,790
   56,100       Watson Wyatt Worldwide Class A             1,849,056
                                                        ------------
                                                          29,441,221
                CONSUMER STAPLES - 1.6%
   60,200       Flowers Foods                              1,714,496
   33,700       Ralcorp Holdings (1)                       1,404,616
                                                        ------------
                                                           3,119,112
                FINANCIAL SERVICES - 15.9%
   47,050       Annaly Mortgage Management                   602,710
   98,205       Apollo Investment  (2)                     1,893,392
   41,100       Argonaut Group (1)                         1,198,476
   49,300       Bank of Hawaii                             2,442,322


  Shares                                                  Value $
  -------                                                 -------
   12,900       Boston Private Financial Holdings            324,177
   25,740       Brandywine Realty Trust                      814,414
  119,200       Conseco (1)                                2,717,760
   29,700       Cowen Group (1)                              456,489
   22,000       Crystal River Capital (1)                    488,180
   32,843       Cullen/Frost Bankers                       1,928,541
   69,700       CVB Financial                              1,037,833
   44,000       Digital Realty Trust                       1,202,520
   55,300       Endurance Specialty Holdings               1,678,908
   21,800       Euronet Worldwide (1)                        553,938
   32,750       H&E Equipment Services (1)                   867,220
   42,308       Health Care REIT                           1,531,127
  156,464       Max Re Capital                             3,520,440
    9,600       Mid-America Apartment
                  Communities                                548,352
   76,400       Reinsurance Group of America               3,787,148
   21,100       SVB Financial Group (1)                      945,702
   41,100       Westamerica Bancorporation                 1,977,321
                                                        ------------
                                                          30,516,970
                HEALTH CARE - 13.0%
   15,200       Adams Respiratory
                  Therapeutics (1)                           679,744
   46,400       Allscripts Healthcare Solutions (1)          884,384
   98,300       Angiotech Pharmaceuticals (1)              1,179,600
   67,000       Array Biopharma (1)                          560,120
   35,100       BioMarin Pharmaceuticals (1)                 512,811
   91,600       Cepheid (1)                                  835,392
   30,200       Cooper                                     1,334,840
   37,400       Dialysis Corp. of America (1)                408,408
   26,000       Digene (1)                                 1,097,460
   60,943       Diversa (1)                                  570,426
   26,300       DJO (1)                                    1,038,061
   40,600       Endo Pharmaceuticals Holdings (1)          1,261,442
   36,100       Human Genome Sciences (1)                    350,531
   49,468       Immucor (1)                                  984,908
  108,400       Lexicon Genetics (1)                         478,044
   86,800       Medicis Pharmaceutical Class A             2,392,208
   50,900       Nuvelo (1)                                   865,300
   28,200       PolyMedica                                 1,091,622
   22,700       Psychiatric Solutions (1)                    714,823
  159,900       Salix Pharmaceuticals (1)                  1,630,980
  102,200       Sciele Pharma (1)                          2,088,968
   69,300       Senomyx (1)                                  970,893
   59,338       Symbion (1)                                1,116,148
   77,257       United Surgical Partners
                  International (1)                        1,908,248
                                                        ------------
                                                          24,955,361



--------------------------------------------------------------------------------

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SCHRODER U.S. OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)


  Shares                                                    Value $
  -------                                                   -------
                COMMON STOCK - (CONTINUED)
                MATERIALS & PROCESSING - 7.9%
   19,500       Agnico-Eagle Mines                           697,905
   56,100       Airgas                                     2,033,625
   36,900       Albany International Class A               1,325,817
   21,000       Brady Class A                                708,960
   56,200       Coeur d'Alene Mines (1)                      268,636
      800       Comfort Systems USA                           11,016
    9,000       Cytec Industries                             480,690
   22,900       FMC                                        1,412,701
   29,068       Goldcorp                                     850,820
    8,500       Infrasource Services (1)                     157,930
   49,200       Koppers Holdings                             943,164
   25,800       Mobile Mini (1)                              789,996
   63,600       Perini (1)                                 1,438,632
   34,000       Schnitzer Steel Industries Class A         1,152,600
   60,009       ShawCor (1)                                1,033,742
   34,500       Westlake Chemical                            945,300
   91,600       Xerium Technologies                          948,976
                                                        ------------
                                                          15,200,510
                OTHER - 0.2%
   17,600       Laidlaw International (1)                    466,400
                                                        ------------
                OTHER ENERGY - 6.6%
   31,305       Birchcliff Energy (1)                        165,462
   42,038       Denbury Resources (1)                      1,457,457
   78,700       Dresser-Rand Group (1)                     1,791,999
   34,200       FMC Technologies (1)                       2,155,284
   60,000       Galleon Energy Class A (1)                 1,169,348
   83,000       Hanover Compressor (1)                     1,577,000
    7,400       Ormat Technologies                           273,726
   25,700       St. Mary Land & Exploration                1,105,100
   50,200       Superior Energy Services (1)               1,719,350
   70,746       Willbros Group (1)                         1,209,757
                                                        ------------
                                                          12,624,483
                PRODUCER DURABLES - 4.1%
   28,000       Actuant Class A                            1,232,280
   47,600       Aviall (1)                                 2,262,428
   18,600       DRS Technologies                             860,994
   25,900       IDEX                                       1,125,355
    4,400       Kennametal                                   234,300
   24,700       Manitowoc                                    969,722
   54,200       SBA Communications Class A (1)             1,294,296
                                                        ------------
                                                           7,979,375


  Shares                                                  Value $
  -------                                                 -------
                TECHNOLOGY - 19.6%
  170,400       Advanced Analogic
                  Technologies (1)                         1,603,464
   97,800       Axcelis Technologies (1)                     540,834
   40,300       CSG Systems International (1)              1,049,412
  132,600       Emulex (1)                                 1,974,414
   34,200       F5 Networks (1)                            1,584,828
   48,500       FEI (1)                                    1,056,330
   25,700       Filenet (1)                                  817,774
  135,900       Gartner (1)                                1,935,216
   57,736       II-VI (1)                                  1,068,693
  236,000       Informatica (1)                            3,296,920
  131,400       Integrated Device Technology (1)           2,032,758
   54,400       Kanbay International (1)                     788,800
   51,794       Lionbridge Technologies (1)                  311,282
   30,600       Mantech International Class A (1)            862,614
   70,500       Mapinfo (1)                                  807,930
  113,500       MIPS Technologies (1)                        718,455
  111,060       Parametric Technology (1)                  1,716,988
   78,900       Perot Systems Class A (1)                  1,050,948
  161,900       RightNow Technologies (1)                  1,963,847
   23,500       Rofin-Sinar Technologies (1)               1,265,005
  139,600       RSA Security (1)                           3,850,168
   83,100       SonicWALL (1)                                831,000
   37,000       SRA International Class A (1)                895,030
  119,800       TAC Acquisition (1)                          727,785
   43,735       Technology Investment Capital                628,472
   86,500       Ultratech (1)                              1,309,610
   48,100       Veeco Instruments (1)                      1,071,668
  127,500       Volterra Semiconductor (1)                 1,858,950
                                                        ------------
                                                          37,619,195
                UTILITIES - 3.2%
   19,579       Cbeyond (1)                                  350,073
   59,700       Eschelon Telecom (1)                         865,053
   20,900       ITC Holdings (1)                             650,199
   74,550       PNM Resources                              1,998,685
   52,100       Southern Union                             1,413,994
   49,100       Time Warner Telecom Class A (1)              822,425
                                                        ------------
                                                           6,100,429
                                                        ------------
                TOTAL COMMON STOCK
                  (Cost $157,571,011)                    172,825,359
                                                        ------------



--------------------------------------------------------------------------------

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SCHRODER U.S. OPPORTUNITIES FUND
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SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)


  Shares                                                  Value $
  -------                                                 -------
                INVESTMENT COMPANY  - 1.3%
   34,600       iShares Russell 2000 Index
                  Fund (1)                                 2,410,928
                                                        ------------
                TOTAL INVESTMENT COMPANY
                  (Cost $2,474,731)                        2,410,928
                                                        ------------
                SHORT-TERM INVESTMENTS  - 7.8%
Principal
 Amount $
---------
3,721,356       JPMorgan Chase Bank, N.A.
                  Time Deposit (Nassau), 4.84%             3,721,356
  Shares
  -------
5,962,407       SEI Daily Income Trust
                  Money Market Fund, Class A,
                  5.33%  (3)                               5,962,407
5,336,000       SEI Daily Income Trust
                  Prime Obligation Fund,
                  Class A, 5.31%  (3)                      5,336,000
                                                        ------------
                TOTAL SHORT-TERM INVESTMENTS
                  (Cost $15,019,763)                      15,019,763
                                                        ------------
                TOTAL INVESTMENTS - 99.0%
                  (Cost $175,065,505)*                   190,256,050
                                                        ------------
                OTHER ASSETS LESS
                  LIABILITIES - 1.0%                       1,979,729
                                                        ------------
                TOTAL NET ASSETS - 100.0%               $192,235,779
                                                        ============

*At July 31, 2006, the tax basis cost of the Fund's investments was $175,382,630, and the unrealized appreciation and depreciation of investments owned by the Fund were $21,830,302 and $(6,956,882), respectively.
(1) Denotes non-income producing security.
(2) Business development and investment company.
(3) Rate shown is the 7-day effective yield as of July 31, 2006.
REIT -- Real Estate Investment Trust
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL ALPHA FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)


  Shares                                                  Value $
  -------                                                 -------
                COMMON STOCK - 94.9%
                AUSTRALIA - 2.5%
  248,322       Macquarie Infrastructure Group               517,385
   47,240       Sydney Roads Group (1)                        37,271
                                                         -----------
                                                             554,656
                BRAZIL - 2.4%
   15,378       Banco Bradesco ADR                           515,624
                                                         -----------
                CANADA - 6.2%
    8,898       Niko Resources                               497,907
   14,529       Nova Chemicals                               428,653
    5,227       Suncor Energy                                421,570
                                                         -----------
                                                           1,348,130
                FRANCE - 10.9%
   17,217       AXA (1)                                      593,720
    2,871       Renault (1)                                  313,699
    5,040       Schneider Electric                           518,188
    2,898       Societe Generale                             432,316
    7,716       Total (1)                                    524,774
                                                         -----------
                                                           2,382,697
                GERMANY - 2.8%
    5,212       Deutsche Bank (1)                            600,775
                                                         -----------
                GREECE - 1.2%
    6,534       National Bank of Greece (1)                  253,863
                                                         -----------
                HONG KONG - 2.0%
  202,000       China Resources Enterprise                   445,082
                                                         -----------
                IRELAND - 1.6%
   15,436       Irish Life & Permanent                       355,855
                                                         -----------
                ITALY - 4.4%
   34,516       Bulgari (1)                                  417,916
   29,750       Sanpaolo IMI (1)                             529,676
                                                         -----------
                                                             947,592
                JAPAN - 17.2%
   14,700       Daikin Industries                            474,483
   19,000       Kao                                          493,937
   28,400       Mitsubishi Corp.                             582,221
    2,270       ORIX (1)                                     595,076
       58       Sumitomo Mitsui Financial
                  Group (1)                                  617,290
    6,300       T&D Holdings (1)                             500,680
   39,000       Takashimaya                                  469,851
                                                         -----------
                                                           3,733,538


  Shares                                                  Value $
  -------                                                 -------
                NETHERLANDS - 2.4%
   18,600       SBM Offshore (1)                             512,655
                                                         -----------
                SINGAPORE - 4.2%
   44,500       Jardine Strategic Holdings                   511,750
  249,000       Singapore Telecommunications (1)             408,662
                                                         -----------
                                                             920,412
                SOUTH KOREA - 5.0%
   17,870       Daewoo Shipbuilding & Marine
                 Engineering                                 563,351
   2,241        Kookmin Bank                                 195,747
  18,541        LG.Philips LCD ADR (1)                       329,844
                                                         -----------
                                                           1,088,942
                SWITZERLAND - 7.3%
    1,642       Nestle (1)                                   538,147
    8,340       Novartis (1)                                 473,802
    3,191       Roche Holding (1)                            567,969
                                                         -----------
                                                           1,579,918
                UNITED KINGDOM - 24.8%
   42,187       Alliance Boots                               619,344
   37,089       Barclays                                     435,045
   25,265       BG Group                                     339,767
   23,337       Diageo                                       410,171
   11,055       Rio Tinto                                    570,931
   52,205       Rolls-Royce Group (1)                        429,768
   19,900       Royal Bank of Scotland Group                 647,487
  218,818       Signet Group (1)                             410,751
   88,070       Tesco                                        591,367
  191,414       Vodafone Group                               415,620
  218,759       Vodafone Group, B Shares (1)                  61,290
   39,336       WPP Group                                    465,443
                                                         -----------
                                                           5,396,984
                                                         -----------
                TOTAL COMMON STOCK
                  (Cost $19,810,045)                      20,636,723
                                                         -----------
                EQUITY-LINKED WARRANTS (2) - 1.9%
                INDIA - 1.9%
   25,449       Satyam Computer Services,
                  Expires 10/13/10 (1)                       413,341
                                                         -----------
                TOTAL EQUITY-LINKED WARRANTS
                  (Cost $427,140)                            413,341
                                                         -----------



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL ALPHA FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)


Principal
 Amount $                                                  Value $
---------                                                  -------
                SHORT-TERM INVESTMENTS  - 2.9%
    2,634       JPMorgan Chase Bank, N.A. Time
                  Deposit (Nassau), 4.84%                      2,634

  Shares
  -------
  536,000       SEI Daily Income Trust
                  Money Market Fund, Class A,
                  5.33%  (3)                                 536,000
   97,000       SEI Daily Income Trust
                  Prime Obligation Fund,
                  Class A, 5.31%  (3)                         97,000
                                                         -----------
                TOTAL SHORT-TERM INVESTMENTS
                  (Cost $635,634)                            635,634
                                                         -----------
                TOTAL INVESTMENTS - 99.7%
                  (Cost $20,872,819)*                     21,685,698
                                                         -----------
                OTHER ASSETS LESS
                  LIABILITIES - 0.3%                          53,815
                                                         -----------
                TOTAL NET ASSETS - 100.0%                $21,739,513
                                                         ===========

*At July 31, 2006, the tax basis cost of the Fund's investments was $20,872,819, and the unrealized appreciation and depreciation of investments owned by the Fund were $1,314,773 and $(501,894), respectively.
(1) Denotes non-income producing security.
(2) Securities are not readily marketable.
(3) Rate shown is the 7-day effective yield as of July 31, 2006.
ADR -- American Depositary Receipt
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the design and operation of the registrant's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Except for the matter noted below, there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. The registrant's fund accountant and sub-administrator, SEI Investments Global Fund Services ("SEI"), has notified the registrant that it identified a weakness in SEI's internal controls relating to the application of fair value pricing for certain international equity securities in the Schroder International Alpha Fund for which an automated fair valuation process was being used. SEI has notified the registrant that this control weakness has been corrected.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.



--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               Schroder Capital Funds (Delaware)


By (Signature and Title)*                  /s/ Mark A. Hemenetz
                                           -------------------------------------
                                           Mark A. Hemenetz
                                           Principal Executive Officer
Date: September 18, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Mark A. Hemenetz
                                           -------------------------------------
                                           Mark A. Hemenetz
                                           Principal Executive Officer
Date: September 18, 2006

By (Signature and Title)*                  /s/ Alan M. Mandel
                                           -------------------------------------
                                           Alan M. Mandel
                                           Treasurer and Chief Financial Officer
Date: September 18, 2006

* Print the name and title of each signing officer under his or her signature.